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                           ESC STRATEGIC FUNDS, INC.
                        SUPPLEMENT DATED FEBRUARY 3, 1997
                      TO PROSPECTUSES DATED JULY 29, 1996

         This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectuses.

         At a Meeting held January 14, 1997, the Company's Board of Directors approved Scott & Stringfellow Capital Management, Inc. ("SSCM") as an additional Manager for ESC Strategic Appreciation Fund. Portions of that Fund's portfolio assets will be reallocated to SSCM by the Adviser for management. SSCM, located at 909 East Main Street, Richmond, Virginia 23219, is a registered investment adviser whose services to the Fund will focus on investment in small capitalization growth stocks. SSCM is a wholly owned subsidiary of Scott & Stringfellow Financial, Inc., a holding company whose principal subsidiary is Scott & Stringfellow, Inc., a regional brokerage, investment banking and financial services firm, and member of the New York Stock Exchange, founded in 1893. SSCM was organized in 1982, and as of December 31, 1996, had $375 million of assets under management. SSCM's fees as Manager will be paid by the Adviser out of its fees from the Fund and do not increase the rate of investment advisory fees paid by the Fund.


                       SUPPLEMENT DATED NOVEMBER 11, 1996
                      TO PROSPECTUSES DATED JULY 29, 1996

         Effective November 9, 1996 BISYS Fund Services, Inc. ("BISYS") became the successor Transfer Agent to Furman Selz LLC. BISYS will perform the same services as Furman Selz LLC, at the identical fees. All references to Furman Selz LLC as Transfer Agent in the Prospectus shall refer to BISYS.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING "HIGHLIGHTS"

GUIDE TO INVESTING IN THE ESC STRATEGIC FUNDS, INC. (The first paragraph of this section now reads as follows):

         Purchase orders for the Funds received by your broker or Service Organization in proper order prior to 4:00 p.m., Eastern time, and transmitted to the Funds prior to 4:00 p.m., Eastern time will become effective that day.

-      Minimum initial investment . . . . . . . . . . . . . . . . . . . . . . . . . .            $1,000
-      Minimum initial investment for IRAs and other qualified retirement plans . . .            $  500
-      Minimum subsequent investment  . . . . . . . . . . . . . . . . . . . . . . . .            $   50

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING "FUND SHARE VALUATION" (The first sentence of this section now reads as follows):

       The net asset value per share for each class of shares of each Fund is calculated at 4:00 p.m. (Eastern time), Monday through Friday, on each day the New York Stock Exchange is open for trading, which excludes the following business holidays: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING "PRICING OF FUND SHARES" (The first sentence of this section now reads as follows):

       Orders for the purchase of shares of each class will be executed at the net asset value per share of that class plus any applicable sales charge (the "public offering price") next determined after an order has been received in proper order by the Funds, or by an authorized broker, investment adviser or Service Organization and transmitted to the Funds by 4:00 p.m., Eastern time.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING "MINIMUM PURCHASE REQUIREMENTS" (The first sentence of this section now reads as follows):

       The minimum initial investment in the Funds is $1,000, except that the minimum is $500 for an IRA or other qualified retirement plan.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING "PURCHASE OF FUND SHARES"

THROUGH AN AUTHORIZED BROKER, INVESTMENT ADVISER OR SERVICE ORGANIZATION (The second paragraph of this section now reads as follows):

       Orders received by the broker or Service Organization in proper order prior to the determination of net asset value and transmitted to the Funds prior to the close of its business day (which is currently 4:00 p.m., Eastern time), will become effective that day. Brokers who receive orders are obligated to transmit them promptly. Written confirmation of an order should be received a few days after the broker has placed the order.
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FROM THE DISTRIBUTOR  (This section now reads as follows):

       Shares may be purchased directly from the Distributor by sending a completed Purchase Application together with a money order, check or other negotiable bank draft to ESC Strategic Funds, Inc., P.O. Box 182487, Columbus, Ohio 43218-2487. No third party or foreign checks will be accepted.

BY WIRE  (This section now reads as follows):

       Investments may be made directly through the use of wire transfers of Federal funds. An investor's bank may wire Federal funds to the applicable Fund. In most cases, the bank will either be a member of the Federal Reserve Banking System or have a relationship with a bank that is. The bank will normally charge a fee for handling the transaction. A completed Account Application must be overnighted to the Funds at ESC Strategic Funds, Inc. c/o BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-8021. Notification must be given to the Funds at 1-800-261-FUND (3863) prior to 4:00 p.m., Eastern Time, of the wire date. Federal funds purchases will be accepted only on a day on which the Funds, the Distributor and the custodian bank are all open for business. To purchase shares by a Federal funds wire, investors should first contact the Funds for complete wiring instructions.

AUTOMATIC INVESTMENT PROGRAM  (This section now reads as follows):

       An eligible shareholder may also participate in the ESC Strategic Investment Program, an investment plan that automatically debits money from the shareholder's bank account and invests it in one or more of the Funds through the use of electronic funds transfers or automatic bank drafts. Shareholders may commence their participation in this program with a minimum initial investment of $1,000 and may elect to make subsequent investments by transfers of a minimum of $50 on either the fifth or twentieth day of each month or calendar quarter into their established Fund account. Contact the Fund for more information about the ESC Strategic Automatic Investment Program.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING "RETIREMENT PLAN ACCOUNTS" (This section now reads as follows):

       All Funds may be used as a funding medium for IRAs and other qualified retirement plans ("Plans"). The minimum initial investment for an IRA or a Plan is $500. Completion of a special application is required in order to create such an account. Fund shares may also be purchased for IRAs and Plans established with other authorized custodians. Contributions to IRAs are subject to prevailing amount limits set by the Internal Revenue Service. For more information about IRAs and other Plan accounts, call the Funds at 1-800-261-FUND (3863).

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING "EXCHANGE OF FUND SHARES"

EXCHANGE BY MAIL

       The provision in the last sentence of this paragraph regarding signature guarantees is deleted.

EXCHANGE BY TELEPHONE (The following sentence is added at the end of this section):

       Telephone Redemption and Telephone Exchange will be suspended for a period of 10 days following a telephonic address change.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING "REDEMPTION OF FUND SHARES"

REDEMPTION METHODS (The following sentence is added at the end of this paragraph):

       Requests in "proper order" must include the following documentation:
(a) a letter of instruction, if required, signed by all registered owners of the shares in the exact names in which they are registered; (b) any required signature guarantees (see "Signature Guarantees" below); and (c) other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

BY MAIL  (The following sentence replaces (e) of this section):

       (e) if the redemption request is to be sent to someone other than the registered address, a signature guarantee is necessary by any eligible guarantor institution including members of national securities exchanges, commercial banks or trust companies, brokers-dealers, credit unions and savings associations.
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BY TELEPHONE  (The following sentence is added at the end of this section):

       Telephone Redemption and Telephone Exchange will be suspended for a period of 10 days following a telephonic address change.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING "DIVIDENDS, DISTRIBUTIONS, AND FEDERAL INCOME TAXATION"

       The last sentence of the fourth paragraph stating, "Investors who redeem all or a portion of their Fund shares prior to a dividend payment date will be entitled on the next payment date to all dividends declared but unpaid on those shares at the time of their redemption", is deleted.

(The following is added at the end of this section):

       If you elect to receive distributions in cash and checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Fund at the per share net asset value determined as of the date of payment of the distribution. In addition, any undeliverable check or checks that remain uncashed for six months will be canceled and will be reinvested in the Fund at the per share net asset value determined as of the date of cancellation.

PLEASE NOTE THE FOLLOWING REVISIONS REGARDING "OTHER INFORMATION"

SHAREHOLDER INQUIRIES (This section now reads as follows):

       All Shareholder inquiries should be directed to ESC Strategic Funds Inc., P.O. Box 182485, Columbus, Ohio 43218-2487. General and Account
Information: 1-(800) 261-FUND (3863).